Summery of Significant Accounting Policies - Fair Value of Derivative Instrument and Effect of Derivative Instruments on Statements of Income and Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net unrealized appreciation (depreciation) on futures contracts	$ (302,850)	$ (2,940,700)
Net Realized Gain (Loss) on Commodity Futures	(24,528,575)	(9,235,455)	39,671,640
Net Change in Unrealized Gain (Loss) on Futures	2,637,850	15,760,660	(50,606,700)
Adjustment [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net unrealized appreciation (depreciation) on futures contracts	$ (302,853)